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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC         525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Shares	COMMON STOCKS — 96.6%	Value

	Consumer Discretionary — 13.4%
	Hotels, Restaurants & Leisure — 3.4%
17,300	McDonald's Corp.	$1,697,130

	Media — 3.1%
34,770	Walt Disney Co. (The)	1,522,231

	Multiline Retail — 3.6%
31,950	Nordstrom, Inc.	1,780,254

	Specialty Retail — 3.3%
32,980	Home Depot, Inc. (The)	1,659,224

	Consumer Staples — 11.1%
	Beverages — 2.3%
17,640	PepsiCo, Inc.	1,170,414

	Food & Staples Retailing — 1.9%
31,850	Sysco Corp.	951,041

	Food Products — 2.3%
35,875	Archer-Daniels-Midland Co.	1,135,802

	Household Products — 4.6%
14,740	Kimberly-Clark Corp.	1,089,139
17,575	Procter & Gamble Co. (The)	1,181,216
		2,270,355
	Energy — 9.3%
	Oil, Gas & Consumable Fuels — 9.3%
16,575	Chevron Corp.	1,777,503
19,150	ConocoPhillips	1,455,591
16,155	Exxon Mobil Corp.	1,401,123
		4,634,217
	Financials — 12.1%
	Capital Markets — 2.4%
81,765	Charles Schwab Corp. (The)	1,174,963

	Commercial Banks — 2.7%
15,500	M&T Bank Corp.	1,346,640

	Consumer Finance — 3.9%
33,265	American Express Co.	1,924,713

	Insurance — 3.1%
22,290	Chubb Corp. (The)	1,540,462

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 96.6% (Continued)	Value

	Health Care — 10.5%
	Health Care Equipment & Supplies — 2.3%
14,740	Becton, Dickinson and Co.	$1,144,561

	Pharmaceuticals — 8.2%
44,490	Bristol-Myers Squibb Co.	1,501,538
18,650	Johnson & Johnson	1,230,154
35,330	Merck & Co., Inc.	1,356,672
		4,088,364
	Industrials — 14.2%
	Aerospace & Defense — 5.7%
20,920	Honeywell International, Inc.	1,277,166
18,650	United Technologies Corp.	1,546,831
		2,823,997
	Electrical Equipment — 2.4%
22,850	Emerson Electric Co.	1,192,313

	Machinery — 2.9%
13,400	Caterpillar, Inc.	1,427,368

	Road & Rail — 3.2%
14,830	Union Pacific Corp.	1,593,928

	Information Technology — 11.0%
	IT Services — 4.6%
11,000	International Business Machines Corp.	2,295,150

	Semiconductors & Semiconductor Equipment — 6.4%
60,000	Intel Corp.	1,686,600
45,130	Texas Instruments, Inc.	1,516,819
		3,203,419
	Materials — 7.7%
	Chemicals — 5.8%
31,720	E.I. du Pont de Nemours and Co.	1,677,988
14,880	Monsanto Co.	1,186,829
		2,864,817
	Metals & Mining — 1.9%
21,835	Nucor Corp.	937,813

	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 5.3%
41,205	AT&T, Inc.	1,286,832
35,205	Verizon Communications, Inc.	1,345,887
		2,632,719

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 96.6% (Continued)	Value

	Utilities — 2.0%
	Gas Utilities — 2.0%
21,130	National Fuel Gas Co.	$1,016,776

	Total Common Stocks (Cost $33,956,367)	$48,028,671

Shares	MONEY MARKET FUNDS — 3.3%	Value

1,653,133	Fidelity Institutional Money Market Portfolio - Select Class, 0.17% (a)
	(Cost $1,653,133)	$1,653,133

	Total Investments at Value — 99.9% (Cost $35,609,500)	$49,681,804

	Other Assets in Excess of Liabilities — 0.1%	45,159

	Net Assets — 100.0%	$49,726,963

(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See accompanying notes to Schedule of Investments.

CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

1.   Securities Valuation

Cutler Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices.  Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund’s investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value.  Fair valued securities will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Investments in money market funds have been valued at amortized cost, which approximates fair value absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,028,671	$-	$-	$48,028,671
Money Market Funds	1,653,133	-	-	1,653,133
Total	$49,681,804	$-	$-	$49,681,804

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended March 31, 2012, the Fund did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of March 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2012:

Cost of portfolio investments	$35,629,199

Gross unrealized appreciation	$14,325,789
Gross unrealized depreciation	(273,184)

Net unrealized appreciation	$14,052,605

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	April 26, 2012

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	April 26, 2012

* Print the name and title of each signing officer under his or her signature.